Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of financial statement amounts and balances of the VIEs
The following financial statement amounts and balances of the VIEs were included in the accompanying combined and consolidated financial statements after elimination of intercompany transactions and balances:

	As of December 31,
	2019	2020
	RMB	RMB

ASSETS
Cash and cash equivalents	826,481,128	577,710,921
Restricted cash	42,902,719	11,242,719
Short-term bank deposits	—	860,000,000
Accounts receivable, net	176,599,681	187,884,372
Prepayments	12,982,856	63,119,815
Amount due from related parties	13,431,477	8,464,978
Other current assets	82,405,807	157,178,414
Property and equipment, net	17,794,907	15,236,373
Long-term bank deposits	—	100,000,000
Intangible assets, net	130,272,386	102,837,070
Right-of-use assets	—	32,361,695
Investments	147,033,947	310,111,384
Other non-current assets	1,918,598	4,766,301

Total Assets	1,451,823,506	2,430,914,042

LIABILITIES
Accounts payable	794,266,492	868,771,872
Advances from customers	16,975,882	9,700,361
Deferred revenue	181,250,993	225,282,265
Accrued expenses and other current liabilities	177,228,742	208,531,141
Amount due to related parties	59,693,186	215,467,131
Lease liabilities	—	30,212,470

Total Liabilities	1,229,415,295	1,557,965,240

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Net revenue	3,436,175,885	7,207,666,259	8,697,485,194
Net income (loss)	(680,682,612)	985,034,474	432,731,451

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Net cash provided by operating activities	1,091,289,940	816,655,741	899,235,343
Net cash used in investing activities	(80,279,043)	(133,917,000)	(1,179,665,550)
Net cash used in financing activities	—	(1,363,044,149)	—

Schedule of property and equipment, net estimated useful lives
Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	5 years
Motor vehicles	5 years
Gains and losses from disposals of property and equipment are included in other operating income or expense in the combined and consolidated statements
o
f comprehensive income (loss).

Schedule of intangible assets, net estimated useful lives
Intangible assets are recorded at the cost to acquire these assets less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives. License for Online Transmission of Audio/Video Programs is determined to have an infinite useful life and is not subject to amortization, as such license is renewable every three years and can be renewed indefinitely.

Brand name	10 years
Agency contract rights	Over the shorter of the contract period or expected useful lives
License for Online Transmission of Audio/Video Programs	Infinite life
Platform	5 years
Software	3 - 5 years
Others	1 - 10 years

Schedule of disaggregation of revenue
The following table
disaggregates
the Group’s revenue by major type of services for the years ended December 31, 2018, 2019 and 2020:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Live streaming	3,147,196,247	6,617,291,032	8,852,225,839
Advertisement	342,169,195	513,265,806	645,227,128
Other	165,017,684	152,673,415	104,420,970

Total	3,654,383,126	7,283,230,253	9,601,873,937

Schedule Of Movement In Accounts Receivable,Advances From Customers And Deferred Revenue

	Accounts receivable	Advances from customers	Deferred revenue
	RMB	RMB	RMB

Opening Balance as of January 1, 2019	129,464,732	9,708,051	112,071,796
Increase, net	58,635,141	7,426,481	70,747,732

Ending Balance as of December 31, 2019	188,099,873	17,134,532	182,819,528
Increase (decrease), net	11,644,256	(6,223,543)	46,882,250

Ending Balance as of December 31, 2020	199,744,129	10,910,989	229,701,778